Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.), Class A)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Rising Dividends Fund, Inc.) | Class A
Bar Chart Table:
Annual Return 2003	27.02%
Annual Return 2004	12.67%
Annual Return 2005	5.97%
Annual Return 2006	15.97%
Annual Return 2007	12.73%
Annual Return 2008	(31.29%)
Annual Return 2009	18.45%
Annual Return 2010	13.13%
Annual Return 2011	2.39%
Annual Return 2012	12.66%